Financial items	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Financial items	Financial items

	Full year
(in USD million)	2024	2023	2022

Dividends received	149	218	93
Interest income financial investments, including cash and cash equivalents	1,217	1,468	398
Interest income non-current financial receivables	33	31	30
Interest income other current financial assets and other financial items	551	732	701

Interest income and other financial income	1,951	2,449	1,222

Interest expense bonds and bank loans and net interest on related derivatives	(1,211)	(1,263)	(1,029)
Interest expense lease liabilities	(131)	(132)	(90)
Capitalised borrowing costs	662	468	382
Accretion expense asset retirement obligations	(525)	(538)	(449)
Interest expense current financial liabilities and other financial expense	(377)	(195)	(192)

Interest expenses and other financial expenses	(1,582)	(1,660)	(1,379)

Foreign currency exchange gains/(losses) derivative financial instruments	586	(1,476)	797
Other foreign currency exchange gains/(losses)	(420)	2,327	1,291

Net foreign currency exchange gains/(losses)	166	852	2,088

Gains/(losses) financial investments	(522)	123	(394)

Gains/(losses) other derivative financial instruments	46	351	(1,745)

Net financial items	58	2,114	(207)
Equinor's main financial items relate to assets and
liabilities in the fair value through profit or loss and
the amortised cost categories. For more information
about financial instruments by category see note 28
Financial instruments and fair value measurement.
Interest income financial investments, including cash
and cash equivalents includes interest income related
to balances at amortised cost of USD 1,132 million ,
USD 1,410 million, and USD 364 million for 2024, 2023
and 2022, respectively.
Interest expense bonds and bank loans and net
interest on related derivatives includes interest
expenses of USD 787 million, USD 857 million, and
USD 918 million for 2024, 2023 and 2022,
respectively, on financial liabilities at amortised cost. It also includes net interest on related derivatives at fair
value through profit or loss, amounting to a net
interest expense of USD 425 million , USD 405 million
and USD 111 million for 2024, 2023 and 2022
respectively.
Foreign currency exchange gains/(losses) derivative
financial instruments include fair value changes of
currency derivatives related to liquidity and currency
risk. Other foreign currency exchange gains/(losses)
includes a fair value loss from derivatives related to
non-current debt of USD 397 million in 2024, a gain of
USD 315 million in 2023 and a loss of USD 691 million
in 2022.
Gains/(losses) financial investments primarily include
fair value change from shares in other companies,
with a loss of USD 496 million in 2024, a gain of
USD 124 million in 2023 and a loss of USD 396 million
in 2022.
Gains/(losses) other derivative financial instruments
primarily include fair value changes from interest rate
related derivatives, with a gain of USD 33 million in
2024, a gain of USD 332 million in 2023 and a loss of
USD 1,760 million in 2022.